COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2019

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 47.5%
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT #4 (g)	12/15/2037	6.00%	6,440,000	6,492,293
BANNING LEWIS RANCH METROPOLITAN DISTRICT #3 - SENIOR 2015A	12/1/2045	6.13%	1,775,000	1,779,970
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,607,675
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B (g)	12/15/2041	7.75%	625,000	648,163
BOULDER COUNTY - BOULDER COLLEGE OF MASSAGE (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BRAMMING FARM METROPOLITAN DISTRICT #1 (d)	12/1/2044	6.00%	2,007,500	2,064,573
BRENNAN METROPOLITIAN DISTRICT - SENIOR 2016A	12/1/2046	5.25%	1,185,000	1,242,899
BRENNAN METROPOLITAN DISTRICT - SUBORDINATE 2016b (g)	12/15/2046	7.50%	516,000	521,005
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SENIOR 2017A	12/1/2037	5.00%	525,000	548,683
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SUBORDINATE 2017B (g)	12/1/2047	7.00%	670,000	678,409
CASTLE OAKS METROPOLITAN DISTRICT #3	12/1/2044	6.25%	2,860,000	3,137,163
CASTLE OAKS METROPOLITAN DISTRICT #3 - SERIES 2016	12/1/2045	5.50%	2,345,000	2,547,725
CASTLE OAKS METROPOLITAN DISTRICT #3 - SERIES 2017	12/1/2037	5.00%	3,275,000	3,334,507
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUBORDINATE 2017B (g)	12/15/2047	8.50%	3,501,000	3,460,073
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES B (g)(i)(j)	1/1/2032	0.00%	6,490,174	3,407,341
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 P/O (e)(i)	1/1/2027	0.00%	2,016,986	1,741,304
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 I/O (f)(i)(j)	1/1/2027	9.00%	2,015,949	1,612,759
COLORADO CROSSING METROPOLITAN DISTRICT #2	12/1/2047	7.50%	7,391,000	7,619,086
CECFA - PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	5.00%	13,285,000	13,288,587
CECFA - THOMAS MACLAREN CHARTER SCHOOL	6/1/2024	5.00%	15,350,000	15,379,165
CECFA - APEX CMNTY CHARTER SCHOOL	7/1/2022	5.25%	11,635,000	11,650,591
CECFA - SWALLOW ACADEMY CHARTER SCHOOL	11/15/2027	5.35%	3,470,000	3,545,473
CECFA-NEW VISION CHARTER SCHOOL	6/1/2025	5.38%	23,135,000	23,309,207
CECFA - GRAND PEAK ACADEMY CHARTER SCHOOL	7/1/2025	5.60%	20,975,000	21,120,357
CECFA GLOBAL VILLAGE ACADEMY CHARTER SCHOOL, SER A	7/1/2025	5.35%	2,540,000	2,545,867
CECFA - AMERICAN ACADEMY CHARTER SCHOOL	12/1/2025	4.20%	36,630,000	36,949,414
CECFA - PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	4.85%	20,995,000	20,997,519
CECFA - AMERICAN ACADEMY CHARTER SCHOOL	12/1/2026	4.05%	27,570,000	27,394,655
CECFA - ADDENBROOKE CLASSICAL ACADEMY CHARTER SCHOOL	6/1/2021	4.50%	17,710,000	17,696,540
COLORADO HOUSING & FINANCE AUTHORITY (a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2032	0.00%	8,110,000	5,342,868
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2042	0.00%	10,665,000	7,015,437
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2047	0.00%	8,600,000	5,655,704
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	635,000	640,880
COLORADO SPRINGS URBAN RENEWAL AUTHORITY	12/15/2030	6.75%	1,669,000	1,614,507
CONIFER METROPOLITAN DISTRICT	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT	12/1/2033	0.00%	1,550,000	620,000
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	1,033,180
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	875,500
CUCHARES RANCH METROPOLITAN DISTRICT	12/1/2045	5.00%	2,081,000	2,111,445
DENVER INTL BUSINESS CTR METROPOLITAN DISTRICT NO. 1 - SERIES 2019B SUB (g)	12/1/2048	6.00%	2,295,000	2,368,991
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	510,000
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	506,275
UNITED W & S - EAST CHERRY CREEK (c)	11/15/2023	5.00%	4,356,000	4,361,489
ELBERT & HWY 86 COML METROPOLITAN DISTRICT	12/1/2032	7.50%	4,500,000	3,375,000
ERIE FARM METROPOLITAN DISTRICT - SERIES 2016A	12/1/2045	5.50%	2,000,000	2,059,240
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 - SENIOR 2015A	12/1/2045	5.75%	2,620,000	2,688,513
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 - SUBORDINATE 2015B	12/15/2045	7.75%	708,000	716,369
ERIE HIGHLANDS METROPOLITAN DISTRICT NO2, SER 2018A	12/1/2048	5.25%	6,000,000	6,189,180

ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES (g)	12/15/2048	7.63%	1,819,000	1,867,476
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	2,018,240
FOREST TRACE METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	683,000	683,266
FORT LUPTON GOLF COURSE (a)	12/15/2037	0.00%	620,000	6,200
FRONTERRA VLG METROPOLITAN DISTRICT #2	12/1/2034	5.00%	3,520,000	3,523,303
GODDING HOLLOW METROPOLITAN DISTRICT	12/1/2034	6.50%	925,000	958,439
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2026	4.00%	585,000	584,614
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	775,000	770,877
GREEN GABLES METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.30%	1,250,000	1,286,338
GREEN GABLES METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	740,000	752,084
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE (g)	12/15/2048	8.25%	1,689,000	1,742,761
HIGHLANDS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	5.13%	1,960,000	2,018,212
HIGHLANDS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B	12/15/2046	7.50%	1,269,000	1,288,695
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	8.50%	4,293,000	1,674,270
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,559,220
JEFFERSON CENTER METROPOLITAN DISTRICT #1	12/1/2026	4.75%	2,256,000	2,294,014
LEWIS POINTE METROPOLITAN DISTRICT - SENIOR 2015A	12/1/2044	6.00%	2,590,000	2,610,383
LEWIS POINTE METROPOLITAN DISTRICT - JUNIOR LIEN 2017C (g)	12/15/2047	9.00%	536,000	340,730
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2025	4.00%	500,000	518,300
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2033	4.38%	905,000	946,449
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2045	5.00%	1,525,000	1,585,817
LEYDEN ROCK METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2045	7.25%	1,195,000	1,222,485
LEYDEN ROCK METROPOLITAN DISTRICT #10 - JUNIOR LIEN 2017C (g)	12/15/2049	10.75%	1,025,000	1,030,986
LINCOLN MEADOWS METROPOLITAN DISTRICT	12/1/2031	8.00%	7,440,000	7,418,796
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,700,000	1,754,077
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES (g)	12/15/2028	7.63%	1,140,000	1,167,770
MARIN METROPOLITAN DISTRICT (a)(j)	12/1/2028	0.00%	17,485,000	3,000,076
MARVELLA METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.13%	1,405,000	1,467,298
MEADOWS METROPOLITAN DISTRICT #1 (k)	6/1/2029	8.00%	30,730,000	31,663,885
MEADOWS METROPOLITAN DISTRICT #2 (k)	6/1/2029	8.00%	23,830,000	24,554,194
MEADOWS METROPOLITAN DISTRICT #7 (k)	6/1/2029	8.00%	15,440,000	15,909,222
MIDCITIES METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	1,919,000	1,941,874
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004A (g)	6/1/2043	7.00%	197,916	178,125
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004B (g)	6/1/2043	7.00%	1,480,000	1,332,000
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004C (g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,800,000	1,832,094
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2018C-1 (g)	12/15/2040	10.00%	1,994,000	2,020,281
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,540,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,880,000
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	6.75%	6,735,000	6,816,426
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	8.50%	1,810,000	1,825,403
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SENIOR 2016A	12/1/2036	6.00%	4,345,000	4,433,073
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	8.25%	1,203,000	1,225,280
OVERLOOK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.50%	1,500,000	1,506,180
PALISADE METROPOLITAN DISTRICT #2	12/1/2031	4.38%	2,650,000	2,658,162
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.88%	2,075,000	2,045,680
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	8.00%	525,000	519,215
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 - SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,780,371
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	2,056,000	2,029,190
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B (g)	12/15/2032	8.00%	3,785,000	3,856,801
PIONEER METROPOLITAN DISTRICT #3 (g)	12/1/2046	6.50%	4,522,000	4,364,906
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2040	5.00%	5,350,000	5,578,178
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007A	12/1/2037	7.25%	2,340,000	2,340,913
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007B	12/1/2023	7.63%	271,000	271,179
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT #1 - SERIES A	12/1/2025	5.13%	890,000	937,339
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS	7/1/2029	4.95%	6,720,000	6,783,034
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS TXBL	7/1/2026	7.00%	6,060,000	6,137,568
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS, A	7/1/2029	4.95%	21,650,000	21,853,077
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY	7/1/2029	4.95%	14,620,000	14,757,136

PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY TXBL	7/1/2026	7.00%	2,265,000	2,293,992
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS	7/1/2029	4.95%	10,720,000	10,820,554
PUBLIC FINANCE AUTH CHARTER SCHOOL-AURORA	7/1/2029	4.95%	5,200,000	5,248,776
PUBLIC FINANCE AUTH CHARTER SCHOOL-WINDSOR	7/1/2029	4.95%	13,210,000	13,333,910
PUBLIC FINANCE AUTHORITY - MONUMENT ACADEMY SER. 2019A	6/1/2026	0.00%	28,725,000	28,725,000
RAVENNA METROPOLITAN DISTRICT CONV CABS - SUBORDINATE SERIES 2017B (d)	12/15/2026	7.50%	8,000,000	8,082,880
RENDEZVOUS METROPOLITAN DISTRICT NO 4 - SUBORDINATE, SERIES 2018B (g)	10/15/2048	8.00%	1,189,000	1,192,650
REX RANCH METROPOLITAN DISTRICT - SUBORDINATE 2018B (g)	12/15/2047	7.88%	445,000	453,206
RICHARDS FARM METROPOLITAN DISTRICT #2 - SENIOR SERIES 2015A	12/1/2045	5.75%	1,400,000	1,402,072
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROUTT CNTY LID - SERIES 2004A	8/1/2024	6.50%	273,000	273,336
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B P/O (e)(i)(j)	12/31/2021	0.00%	123,925	71,319
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B I/O (f)(i)	12/31/2042	0.00%	242,645	26,691
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	1,010,500
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.63%	1,500,000	1,513,035
SOLARIS METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.00%	1,000,000	1,009,640
SOLITUDE METROPOLITAN DISTRICT (j)	12/1/2026	7.00%	3,520,000	2,464,000
SORREL RANCH METROPOLITAN DISTRICT	12/1/2036	5.75%	5,977,000	5,796,016
SOUTHGLENN METROPOLITAN DISTRICT	12/1/2021	3.00%	949,000	947,671
SOUTHSHORE METROPOLITAN DISTRICT #2 CONV CABS (d)	12/1/2042	6.50%	7,205,000	7,218,113
SOUTHSHORE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017 (g)	12/15/2042	7.75%	5,202,000	5,174,221
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,556,550
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017B (g)	12/15/2047	7.63%	1,083,000	1,104,996
STC METROPOLITAN DISTRICT #2 - SENIOR SERIES 2015A	12/1/2038	6.00%	1,000,000	1,032,880
STC METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2015B (g)	12/15/2038	7.75%	3,500,000	3,556,630
STERLING RANCH COMMUNITY AUTHORITY BOARD - SENIOR SERIES 2015A	12/1/2035	5.50%	2,195,000	2,292,678
STERLING RANCH COMMUNITY AUTHORITY BOARD - SENIOR SERIES 2015A	12/1/2045	5.75%	3,000,000	3,129,690
STERLING RANCH COMMUNITY AUTHORITY BOARD - SUBORDINATE SERIES 2015B (g)	12/15/2045	7.75%	1,045,000	1,087,103
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TABLE MOUNTAIN METROPOLITAN DISTRICT - SENIOR SERIES 2016A	12/1/2045	5.25%	1,615,000	1,698,463
TABLE MOUNTAIN METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.75%	570,000	593,125
TALLYN’S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,194,241
TALLYN’S REACH METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016A (g)	11/1/2038	6.75%	1,220,000	1,238,764
UNITED WATER & SAN DISTRICT LUPTON LAKES	3/1/2021	6.00%	4,595,000	4,598,217
UNITED WATER & SAN DISTRICT ELBERT COUNTY (g)	12/1/2023	6.00%	3,949,000	3,950,027
VDW METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.25%	1,934,000	1,963,803
VALAGUA METROPOLITAN DISTRICT	12/1/2037	0.00%	11,500,000	2,196,500
VILLAS EASTLAKE RESERVOIR METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2046	8.00%	355,000	364,713
WESTCREEK METROPOLITAN DISTRICT NO 2	12/1/2048	5.38%	1,300,000	1,321,710
WESTOWN METROPOLITAN DISTRICT - SENIOR SERIES 2017A	12/1/2047	5.00%	1,400,000	1,429,190
WHISPERING PINES METROPOLITAN DISTRICT #1 - SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	2,062,960

Colorado (amortized cost $661,071,056)			713,869,095	657,283,519

Colorado Municipal Bonds (amortized cost $661,071,056)			$713,869,095	$657,283,519

Short-Term Municipal Bonds 13.7%
Multi-State 59.6%
FREDDIE MAC VR AMT TAX (LOC 6)	5/15/2046	1.96%	$14,960,000	$14,960,000
FREDDIE MAC AMT (LOC 6)	11/15/2036	1.95%	25,139,000	25,139,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	1.95%	23,655,000	23,655,000
FREDDIE MAC VR AMT TAX (LOC 6)	7/15/2050	1.96%	7,230,000	7,230,000
FREDDIE MAC VR (LOC 6)	12/15/2045	1.93%	19,455,000	19,455,000
FREDDIE MAC VR (LOC 6)	3/15/2049	1.93%	18,950,000	18,950,000
SUNAMERICA TRUST CLASS A - SERIES 2001-2 AMT TAX (LOC 6)	7/1/2041	1.96%	3,610,000	3,610,000

Multi-State (amortized cost $112,999,000)			112,999,000	112,999,000

Colorado 40.4%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	1.97%	$1,690,000	$1,690,000

BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	1.95%	9,245,000	9,245,000
CECFA - UNIVERSITY LAB CHARTER SCHOOL #6	12/15/2019	2.50%	500,000	500,665
CECFA - MONARCH MONTESSORI CHARTER SCHOOL	5/15/2020	5.50%	8,565,000	8,566,627
CECFA - ABILITIES CONNECTION CHARTER SCHOOL	9/30/2019	5.85%	30,825,000	30,054,375
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	10/1/2038	2.00%	2,925,000	2,925,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 4)	11/1/2036	1.96%	8,450,000	8,450,000
COLORADO HOUSING & FINANCE AUTHORITY - SERIES 2007A (LOC 3)	1/1/2032	1.97%	6,675,000	6,675,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	1.90%	1,300,000	1,300,000
FRONTERRA VLG METROPOLITAN DISTRICT #2	12/1/2019	4.50%	165,000	165,317
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1 (j)	5/1/2020	8.00%	1,006,000	1,006,000
SHERIDAN REDEVLOPMENT AGENCY - SERIES 2011A-1 (LOC 5)	12/1/2029	2.00%	6,000,000	6,000,000

Colorado (amortized cost $76,833,805)			77,346,000	76,577,984

Short-Term Municipal Bonds (amortized cost $189,832,805)			$190,345,000	$189,576,984

Other Municipal Bonds 7.3%
South Dakota 64.9%
FLANDREAU SANTEE SIOUX TRIBE	1/1/2036	5.75%	$6,055,000	$5,686,614
FLANDREAU SANTEE SIOUX TRIBE	1/1/2026	5.00%	3,695,000	3,552,077
FLANDREAU SANTEE SIOUX TRIBE	1/1/2031	5.50%	3,565,000	3,364,611
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B	1/1/2038	6.00%	6,120,000	6,242,278
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C	1/1/2038	6.00%	5,450,000	5,558,891
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2023	8.28%	875,000	890,943
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2024	8.28%	950,000	968,934
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2025	8.28%	1,030,000	1,052,825
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2026	8.28%	1,115,000	1,144,302
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2027	8.28%	1,205,000	1,241,656
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2028	8.28%	1,305,000	1,347,660
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2033	8.28%	8,670,000	8,893,859
LOWER BRULE SIOUX TRIBE	3/1/2025	5.88%	1,300,000	1,296,477
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2022	5.00%	1,365,000	1,366,515
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2028	5.50%	4,000,000	4,088,240
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2037	6.00%	9,270,000	9,463,650
OGLALA SIOUX TRIBE, SERIES 2018B	9/1/2041	6.50%	6,500,000	6,795,750
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2024	5.50%	1,985,000	1,987,978
OGLALA SIOUX TRIBE, SERIES 2018C	10/1/2026	8.00%	800,000	823,704

South Dakota (amortized cost $65,237,215)			65,255,000	65,766,964

Puerto Rico 9.4%
COMMONWEALTH OF PUERTO RICO (a)	7/1/2035	8.00%	2,500,000	1,293,750
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2034	4.50%	277,000	285,809
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	140,000	140,000
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	1,028,000	999,278
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2058	5.00%	2,600,000	2,600,000
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	1,424,000	1,374,160
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	43,000	40,578
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-2	7/1/2058	5.00%	571,000	552,443
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2024	0.00%	158,000	134,292
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2027	0.00%	267,000	204,367
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2029	0.00%	260,000	182,208
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2031	0.00%	336,000	210,228
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2033	0.00%	378,000	211,079
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2046	0.00%	3,597,000	822,634
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2051	0.00%	2,930,000	494,262

Puerto Rico (amortized cost $9,387,356)			16,509,000	9,545,087

Oregon 6.0%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS	9/15/2020	5.45%	6,085,000	6,085,000

Oregon (amortized cost $6,085,000)			6,085,000	6,085,000

South Carolina 5.6%
GREEN MIDLANDS CHARTER SCHOOL - SENIOR SERIES 2016A	12/1/2021	5.25%	5,655,000	5,656,414

South Carolina (amortized cost $5,655,000)			5,655,000	5,656,414

Arizona 5.0%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY	7/1/2027	5.25%	5,000,000	5,040,450

Arizona (amortized cost $5,000,000)			5,000,000	5,040,450

Multi-State 4.8%
FREDDIE MAC (g)(j)	1/1/2037	9.75%	4,904,915	4,904,915

Multi-State (amortized cost $4,904,915)			4,904,915	4,904,915

Washington 2.5%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	2,475,000	2,487,449

Washington (amortized cost $2,317,491)			2,475,000	2,487,449

Missouri 1.3%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	504,000	505,789
ST LOUIS INDL DEV AUTH SR HSG - SENIOR SERIES 2005A	5/1/2027	6.75%	868,000	832,811

Missouri (amortized cost $1,372,000)			1,372,000	1,338,600

Oklahoma 0.5%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	465,417

Oklahoma (amortized cost $450,000)			450,000	465,417

Other Municipal Bonds (amortized cost $100,408,977)			$107,705,915	$101,290,297

Colorado Capital Appreciation and Zero Coupon Bonds 4.9%
Colorado 100.0%
COLORADO HEALTH FACILITIES AUTHORITY (b)(d)	7/15/2020	0.00%	$520,000	$512,434
CONIFER METROPOLITAN DISTRICT (a)(d)(j)	12/1/2031	0.00%	7,470,000	2,988,000
FLYINGHORSE METROPOLITAN DISTRICT #2 (d)	12/15/2042	8.00%	15,725,000	16,152,248
PV WATER & SAN METROPOLITAN DISTRICT (a)(d)	12/15/2037	0.00%	14,000,000	2,940,000
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	710,000	149,100
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	3,122,000	655,620
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	13,168,000	2,765,280
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017A (d)	12/1/2046	5.00%	33,685,000	34,033,303
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2021	0.00%	15,000	13,399
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2022	0.00%	170,000	144,826
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2023	0.00%	325,000	264,631
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2024	0.00%	490,000	380,431
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2025	0.00%	585,000	432,093
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB (d)	12/1/2045	0.00%	6,685,000	6,034,349
WILDWING METROPOLITAN DISTRICT #1 (d)	12/1/2023	0.00%	1,400,000	1,012,480

Colorado (amortized cost $75,472,438)			98,070,000	68,478,195

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $75,472,438)			$98,070,000	$68,478,195

Colorado Taxable Certificates/Notes/Bonds 0.0%
Colorado 100.0%
TABERNASH POLE CREEK NOTE (a)(j)	12/31/2019	0.00%	$227,347	$73,499

Colorado (amortized cost $227,347)			227,347	73,499

Colorado Taxable Certificates/Notes/Bonds (amortized cost $227,347)			$227,347	$73,499

Total investments, at value (amortized cost $1,027,012,623)	73.5%			$1,016,702,494
Other assets net of liabilities	26.5%			367,430,873

Net Assets	100.0%			$1,384,133,367

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (Continued)

June 30, 2019 (unaudited)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2019. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2019.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,889,679 and a value of $6,859,415 or less than 1.0% of net assets, as of June 30, 2019.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (unaudited) — (Continued)

June 30, 2019

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	BNP Paribas
2.	FHLB Topeka
3.	US Bank, N. A.
4.	Royal Bank of Canada
5.	JPMorgan Chase Bank, N.A.
6.	Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

P/O-Principal Only

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2019 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $67,372,347 and such bonds have a value of $21,941,525 or 1.59% of net assets, as of June 30, 2019. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $18,014,009 or 1.30% of net assets, as of June 30, 2019. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2019:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes /Bonds	Total Securities June 30, 2019
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	638,658,023	188,570,984	96,385,382	65,490,195	—	989,104,584
Level 3 Securities	18,625,496	1,006,000	4,904,915	2,988,000	73,499	27,597,910

Totals	$657,283,519	$189,576,984	$101,290,297	$68,478,195	$73,499	$1,016,702,494

From September 30, 2018 to June 30, 2019, there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued interest of $90,436,317 (99.9% of the June 30, 2019 balance of $90,496,386). Approximately $122,923,300 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been valued at approximately $103,045,977 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2019 the interest rates paid on these obligations ranged from 1.90% to 2.00%.

Income Tax Information

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis , were as follows:

Cost of investments	$1,027,012,623

Gross unrealized appreciation	$20,131,780
Gross unrealized (depreciation)	(30,441,909)

Net unrealized (depreciation) of investments	$(10,310,129)

Litigation

The Fund is periodically involved in various legal proceedings. At June 30, 2019, the Fund has a litigation accrual of $205,794 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2019 that was filed with the Securities and Exchange Commission (“SEC”) on June 6, 2019. The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of June 30, 2019 is set forth in the Schedule of Investments.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowners association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated TABOR.

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August of 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District, and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014, entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

On April 21, 2016, the Colorado Court of Appeals issued an Opinion (the “April 2016 Opinion”), in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The April 2016 Opinion created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the April 2016 Opinion may have on other special district financings. The Colorado General Assembly unanimously passed the legislation, and it was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the April 2016 Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of its April 2016 Opinion as unnecessary. That Petition was filed on May 5, 2016, and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the April 2016 Opinion on various grounds. On November 7, 2016, the Supreme Court granted the petition for review. On December 11, 2017, the Supreme Court reversed the April 2016 Opinion on the grounds that all claims challenging the election held by the District in 2007 were barred under C.R.S. § 1-11-213(4) (which requires an election contest to be filed no later than 10 days after the certification of the results of an election). The Supreme Court, however, remanded the case back to the Court of Appeals to decide issues that were not decided in the April 2016 Opinion.

On January 8, 2018, Landmark filed a Petition for Rehearing asking the Supreme Court to reconsider its decision to reverse the April 2016 Opinion. On January 22, 2018, the Supreme Court denied the Petition for Rehearing.

On May 5, 2018, the Court of Appeals issued an opinion on remanded issues (the “May 2018 Opinion”), concluding that the due process rights of the District taxpayers were violated and upholding the injunction that prevents the District from collecting taxes for repayment of the Bonds.

The Fund filed a petition with the Colorado Supreme Court to review the May 2018 Opinion on various grounds. The petition to the Supreme Court was fully briefed on August 31, 2018. The Supreme Court denied the petition for review on March 25, 2019.

As things stand, the tax revenues pledged to pay the Bonds will be reduced.

It is not possible to determine the direction, cost, duration or ultimate outcome of the Landmark Litigation. In addition, litigation is expensive and time consuming and, while the Fund fully intends to recover its costs, there can be no assurance that this will occur and there could be further adverse effects on dividend distributions and net asset values of the Fund while the matter is pending.